Organization and Description of Business (Details Narrative) - USD ($)			9 Months Ended			12 Months Ended
	Oct. 26, 2023	Feb. 10, 2023	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Cash			$ 3,554,331	$ 2,274,259		$ 2,274,259	$ 3,052,879
Proceeds from sale of common stock		$ 13,600,000	$ 3,899,157		$ 21,024,070	21,006,371	1,841,918
Cash refund expected to be received				800,000		800,000	$ 800,000
Net operating losses				$ 4,800,000		4,800,000
October Offering [Member]
Proceeds from sale of common stock	$ 4,100,000
October Offering [Member] | Underwriters [Member]
Proceeds from sale of common stock	$ 3,900,000
Purchase of warrants	85,312
Exercisable price	$ 2.00
October Offering [Member] | Common Stock [Member] | Underwriters [Member]
Sale of common stock, shares	1,306,250
Exercisable price	$ 0.0001
October Offering [Member] | Prefunded Warrant [Member]
Purchase of warrants			797,500
Exercisable price			$ 0.0001
October Offering [Member] | Prefunded Warrant [Member] | Underwriters [Member]
Purchase of warrants	1,537,500
Exercisable price	$ 1.5999
October Offering [Member] | Common Warrant [Member] | Underwriters [Member]
Purchase of warrants	5,687,500
Exercisable price	$ 1.60
October Offering [Member] | February Two Thousand Twenty Four [Member]
Proceeds from sale of common stock						$ 4,100,000